Credit Risk and Concentrations	3 Months Ended
Mar. 31, 2023
Risks and Uncertainties [Abstract]
Credit Risk and Concentrations

NOTE 14 – Credit Risk and Concentrations

Financial instruments that subject the Company to credit risk consist principally of trade accounts receivable and cash and cash equivalents. The Company performs certain credit evaluation procedures and does not require collateral for financial instruments subject to credit risk. The Company believes that credit risk is limited because the Company routinely assesses the financial strength of its customers and, based upon factors surrounding the credit risk of its customers, establishes an allowance for credit losses and, consequently, believes that its accounts receivable credit risk exposure beyond such allowances is limited.

The Company maintains cash deposits with financial institutions, which, from time to time, may exceed federally insured limits. Cash is also maintained at foreign financial institutions for its Canadian and Philippines subsidiaries and its majority-owned India subsidiary. Cash in foreign financial institutions as of March 31, 2023 (Successor) and December 31, 2022 (Predecessor) was immaterial. The Company has not experienced any losses and believes it is not exposed to any significant credit risk from cash.